Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [text block] [Abstract]
Schedule of financial assets and liabilities
	As of December 31,
	2020		2019
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial derivative contracts	133,718	133,718	8,148,608	8,148,608
Financial assets held for trading	9.032.085	9,032,085	270,204	270,204
Loans and accounts receivable at amortized cost, net	33,303,100	36,921,368	31,775,420	34,602,793
Loans and accounts receivable at FVOCI, net	69,331	69,331	66,065	66,065
Debt instrument at FVOCI	7,162,542	7,162,542	4,010,272	4,010,272
Guarantee deposits (margin accounts)	608,359	608,359	314,616	314,616

Liabilities
Deposits and interbank borrowings	31,471,283	32,047,227	26,010,067	26,200,921
Financial derivative contracts	9,018,660	9,018,660	7,390,654	7,390,654
Issued debt instruments and other financial liabilities	8,388,495	9,590,678	9,727,081	10,718,997
Guarantees received (margin accounts)	624,205	624,205	994,714	994,714

Schedule of assets and liabilities on recurrent basis
	Fair value measurement
As of December 31,	2020	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets held for trading	133,718	132,246	1,472	-
Loans and accounts receivable at FVOCI, net	69,331	-	-	69,331
Debt instruments at FVOCI	7,162,542	7,145,285	16,731	526
Derivatives	9,032,085	-	9,024,484	7,601
Guarantee deposits (margin accounts)	608,359	-	608,359	-
Total	17,006,035	7,277,531	9,651,046	77,458

Liabilities
Derivatives	9,018,660	-	9,015,900	2,760
Guarantees received (margin accounts)	624,205	-	624,205	-
Total	9,642,865	-	9,640,105	2,760
	Fair value measurement
As of December 31,	2019	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets held for trading	270,204	270,204	-	-
Loans and accounts receivable at FVOCI, net	66,065	-	-	66,065
Debt instruments at FVOCI	4,010,272	3,992,421	17,146	705
Derivatives	8,148,608	-	8,133,700	14,908
Guarantee deposits (margin accounts)	314,616	-	314,616	-
Total	12,809,765	4,262,625	8,465,462	81,678

Liabilities
Derivatives	7,390,654	-	7,387,704	2,950
Guarantees received (margin accounts)	994,714	-	994,714	-
Total	8,385,368	-	8,382,418	2,950

Schedule of assets or liabilities which are not measured at fair value
	Fair value measurement
As of December 31,	2020	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortized cost, net	36,921,368	-	-	36,921,368
Total	36,921,368			36,921,368
Liabilities
Deposits and interbank borrowings	32,047,227	-	17,486,334	14,560,893
Issued debt instruments and other financial liabilities	9,590,678	-	9,590,678	-
Total	41,637,905	-	27,077,012	14,560,893
	Fair value measurement
As of December 31,	2019	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortized cost, net	34,602,793	-	-	34,602,793
Total	34,602,793	-	-	34,602,793
Liabilities
Deposits and interbank borrowings	26,200,921	-	15,903,489	10,297,432
Issued debt instruments and other financial liabilities	10,718,997	-	10,718,997	-
Total	36,919,918	-	26,622,486	10,297,432

Schedule of financial instruments classified as Level 3
As of December 31, 2020
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(1.3)	(1.3)
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-
As of December 31, 2019
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(2.3)	2.3
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2020	81,678	2,950

Total realized and unrealized profits (losses)
Included in statements of income	(196)	1,012
Included in other comprehensive income	3,087	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(7,111)	(1,202)
As of December 31, 2020	77,458	2,760

Total profits or losses included in comprehensive income for 2020 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2019	(4,220)	(190)
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2019	80,781	795

Total realized and unrealized profits (losses)
Included in statements of income	827	2,155
Included in other comprehensive income	70	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2019	81,678	2,950

Total profits or losses included in comprehensive income for 2019 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2018	897	2,155

Schedule of financial instruments subject to compensation
	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts (*)	8.840.436	-	8.840.436	191,649	9,032,085
Investments under resale agreements	-	-	-
Loans and accounts receivable at amortized cost, net	-	-	-
Loans and accounts receivable at FVOCI, net	-	-	-	33,303,100	33,303,100
Total	8.840.436	-	8.840.436	33,494,749	42,335,185
Liabilities
Financial derivative contracts (*)	8,922,079	-	8,922,079	96,581	9,018,660
Investments under resale agreements	969,808	-	969,808	-	969,808
Deposits and interbank borrowings	-	-	-	31,471,283	31,471,283
Total	9,891,887	-	9,891,887	31,567,864	41,459,751
	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	8,148,151	-	8,148,151	457	8,148,608
Investments under resale agreements	-	-
Loans and accounts receivable at amortized cost, net		-		31,775,420	31,775,420
Loans and accounts receivable at FVOCI, net	66,065		-	66,065	66,065
Total	8,214,216	-	8,148,151	31,841,942	39,990,093
Liabilities
Financial derivative contracts	7,388,145	-	7,388,145	2,509	7,390,654
Investments under resale agreements	380,055	-	380,055	-	380,055
Deposits and interbank borrowings	-	-	-	26,010,067	26,010,067
Total	7,768,200	-	7,768,200	26,012,576	33,780,776

Schedule of credit exposure in its financial derivative operations
	As of December 31, 2020		As of December 31, 2019
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$

Financial derivative contracts with collateral agreement threshold equal to zero	8,127,263	7,900,539	7,478,837	6,748,219
Financial derivative contracts with non-zero threshold collateral agreement	471,529	606,661	532,298	517,814
Financial derivative contracts without collateral agreement	433,293	511,460	137,472	124,621
Total	9,302,085	9,018,660	8,148,607	7,390,654